April 2, 2024

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: BNY Mellon New York AMT-Free Municipal Bond Fund ("Fund")
 1933 Act File No.: 33-07497
 1940 Act File No.: 811-04765
 CIK No.: 0000797920

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of the Prospectus and Statement of Additional Information for the above-referenced Fund, that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 69 to the Registration Statement, electronically filed with the Securities and Exchange Commission on March 27, 2024, with the exception of the supplements to the Prospectus and Statement of Additional Information dated March 27, 2024, filed on March 27, 2024, Accession Number: 0000797920-24-000006.

Please address any comments or questions to my attention at 412-234-2722.

Sincerely,

/s/ Lori Close
Lori Close
Associate, Paralegal II